CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Income Statement [Abstract]
Common stock,subject to possible redemption,shares | shares	13,820,208
Loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption | $	$ (1,676,357)